Provisions (Details) - EUR (€) € in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure of other provisions [line items]
Other current provisions	€ 7,126	€ 8,978
Other non-current provisions	4,939	5,027
Other provisions	12,065	14,005
Product warranty and recall campaigns
Disclosure of other provisions [line items]
Other current provisions	2,092	2,406
Other non-current provisions	3,744	3,900
Other provisions	5,836	6,306
Sales Incentive Provision
Disclosure of other provisions [line items]
Other current provisions	4,006	5,479
Other non-current provisions	0	0
Other provisions	4,006	5,479
Other provisions and risks
Disclosure of other provisions [line items]
Other current provisions	1,028	1,093
Other non-current provisions	1,195	1,127
Other provisions	€ 2,223	€ 2,220